Accounts Payable and Accrued Other Liabilities - Schedule of Accounts Payable and Accrued Other Liabilities (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 927,309	$ 747,476	$ 901,244
Rental deposits	10,854	10,761	14,381
Customer deposits payable	52,298	53,570	46,089
Accrued wages & payroll liabilities	6,850	1,913	1,965
Property tax payable			2,770
VAT liability & sales tax payable		50,453	64,051
Pre-merger accrued other liabilities	65,948	65,948	65,948
Accrued interest	112,396	99,982	35,462
Accrued other liabilities	22,500	22,500	32,307
Total	$ 1,166,865	$ 1,052,603	$ 1,164,217